OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001560165

Shellpoint Co-Originator Trust 2016-1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001689218

Central Index Key Number of underwriter (if applicable): Not applicable

Andrew Rickert, Senior Vice President, (212) 850-5075

Name and telephone number, including area code, of the person to contact in connection with this filing

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Exhibits

99.1	KPMG LLP Independent Accountants’ Report on Applying Agreed-Upon Procedures
99.2	Clayton Services LLC (“Clayton”) Narrative Report
99.3	Clayton Valuations Summary (#1)
99.4	Clayton Rating Agency ATR QM (#1)
99.5	Clayton Loan Level Tape Compare (#1)
99.6	Clayton Waived Conditions Summary (#1)
99.7	Clayton Conditions Report (#1)
99.8	Clayton Narrative Report (#2)
99.9	Clayton Valuations Summary (#2)
99.10	Clayton Rating Agency ATR QM (#2)
99.11	Clayton Loan Level Tape Compare (#2)
99.12	Clayton Waived Conditions Summary (#2)
99.13	Clayton Conditions Report (#2)
99.14	Opus Capital Market Consultants, LLC (“Opus”) Narrative
99.15	Opus ASF Report
99.16	Opus Data Compare Report
99.17	Opus Final Grading Summary Report
99.18	Opus Fitch Standard Report
99.19	Opus Valuation Report
99.20	Opus QM Report
99.21	AMC Diligence, LLC (“AMC”) Executive Summary
99.22	AMC Rating Agency Grades
99.23	AMC Exception Grades
99.24	AMC Valuation Summary
99.25	AMC Supplemental Data

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SHELLPOINT MORTGAGE ACCEPTANCE LLC

Date: November 7, 2016	By: /s/ Andrew Rickert
Name: Andrew Rickert
Title: Senior Vice President

EXHIBIT INDEX

Exhibit Number

99.1	KPMG LLP Independent Accountants’ Report on Applying Agreed-Upon Procedures
99.2	Clayton Services LLC (“Clayton”) Narrative Report
99.3	Clayton Valuations Summary (#1)
99.4	Clayton Rating Agency ATR QM (#1)
99.5	Clayton Loan Level Tape Compare (#1)
99.6	Clayton Waived Conditions Summary (#1)
99.7	Clayton Conditions Report (#1)
99.8	Clayton Narrative Report (#2)
99.9	Clayton Valuations Summary (#2)
99.10	Clayton Rating Agency ATR QM (#2)
99.11	Clayton Loan Level Tape Compare (#2)
99.12	Clayton Waived Conditions Summary (#2)
99.13	Clayton Conditions Report (#2)
99.14	Opus Capital Market Consultants, LLC (“Opus”) Narrative
99.15	Opus ASF Report
99.16	Opus Data Compare Report
99.17	Opus Final Grading Summary Report
99.18	Opus Fitch Standard Report
99.19	Opus Valuation Report
99.20	Opus QM Report
99.21	AMC Diligence LLC (“AMC”) Executive Summary
99.22	AMC Rating Agency Grades
99.23	AMC Exception Grades
99.24	AMC Valuation Summary
99.25	AMC Supplemental Data